Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 95	$ 88	$ 191	$ 171	$ 357	$ 288